Acquisitions and disposals	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Acquisitions and disposals	22. Acquisitions and disposals

Business combinations are accounted for using the acquisition accounting method as at the acquisition date, which is the date at which control is transferred to the Group.
Goodwill is measured at the acquisition date as the fair value of consideration transferred, plus non-controlling interests and the fair value of any previously held equity interests less the net recognised amount (which is generally fair value) of the identifiable assets and liabilities assumed. Goodwill is subject to an annual review for impairment (or more frequently if necessary) in accordance with our accounting policies. Any impairment is charged to the income statement as it arises. Detailed information relating to goodwill is provided in note 9 on pages 152 to 154.
Non-controlling interests are valued based on the proportion of net assets of the acquired company at the date of acquisition.
Transaction costs are expensed as incurred.
Changes in ownership that do not result in a change of control are accounted for as equity transactions and therefore do not have any impact on goodwill. The difference between consideration and the non-controlling share of net assets acquired is recognised within equity.

2025
In 2025, the Group completed the business acquisitions and disposals as listed below:

Deal completion date	Acquired/disposed business

1 April 2025	Acquired 100% of Wild, a UK-based company known for its natural, refillable deodorants, lip balms, body washes and handwashes.
1 April 2025	Sold Conimex brand to Paulig Group.
1 April 2025	Acquired the remaining 20% of Nutraceutical Wellness, Inc. (Nutrafol), bringing the Group’s ownership to 100%.
21 April 2025	HUL acquired 90.5% of Minimalist, an India-based premium actives-led beauty brand.
2 September 2025	Acquired 98.7% of Dr. Squatch, a US-based brand specialising in natural personal care products.
In addition to the transactions listed above, in the first quarter of 2026, Unilever completed the disposals of the Graze and Indonesia Tea businesses. Unilever also announced in January 2026 the agreement to sell its Home Care businesses in Colombia and Ecuador; the transactions are expected to close during 2026.
Dr. Squatch Acquisition
On 2 September 2025, Unilever acquired 98.7% of the shares of Dr. Squatch, a US-based company specialising in natural personal care products. This complementary acquisition marks another step in expanding Unilever’s portfolio towards premium and high-growth spaces. The total consideration paid was €1,243 million.
The provisional fair value of net assets recognised on the balance sheet is €614 million. All balances are currently provisional, pending the completion of the asset valuation review. The main asset acquired was the brand intangible valued using an income approach model by estimating future cash flows generated by the brand and discounting them to present value using rates in line with a market participant expectation. The key assumptions in the brand valuation are revenue growth and discount rates. A deferred tax liability related to the brand intangible estimated at €170 million was also recognised. As part of the acquisition, goodwill of €637 million was recognised and is not deductible for tax purposes.
2024
In 2024, the Group completed the business acquisitions and disposals as listed below:

Deal completion date	Acquired/disposed business

1 February 2024	Acquired 91.88% of K18, a US-based premium hair care brand. The acquisition complements Unilever’s existing Beauty & Wellbeing portfolio, with a range of high-quality, hair care products.
1 June 2024	Sold Elida Beauty to Yellow Wood Partners LLC. Elida Beauty comprises more than 20 beauty and personal care brands, such as Q-Tips, Caress, Timotei and TIGI.
1 August 2024	Sold Qinyuan Group (also known as ’Truliva’) to Yong Chao Venture Capital Co., Ltd. Qinyuan Group offers a range of water purification solutions to households in China.
8 October 2024	Sold the Russian subsidiary to Arnest Group. The sale includes all of Unilever’s business in Russia and its four factories in the country, along with our business in Belarus.
1 November 2024	Sold Pureit to A.O. Smith. Pureit offers a range of water purification solutions across India, Bangladesh, Sri Lanka, Vietnam and Mexico, among others.
EFFECT ON CONSOLIDATED INCOME STATEMENT
If the acquisition deals completed in 2025 had all taken place at the beginning of the year, Group turnover would have been €50,861 million, and Group operating profit would have been €9,047 million. In 2024, if all of the acquisitions had taken place at the beginning of the year, Group turnover for 2024 would have been
€52,490 million and Group operating profit would have been €8,831 million.
22. ACQUISITIONS AND DISPOSALS continued
EFFECT ON CONSOLIDATED BALANCE SHEET
Acquisitions
The following table sets out the effect of acquisitions on the consolidated balance sheet in 2025, as well as the comparative year. The fair values currently used for opening balances are provisional. These balances remain provisional due to there being outstanding relevant information in regard to facts and circumstances that existed as of the acquisition date and/or where valuation work is still ongoing.

	€ million 2025	€ million 2024
Intangible assets	1,109	382
Other non-current assets	67	14
Trade and other receivables	66	15
Other current assets(a)	134	36
Non-current liabilities(b)	(311)	(99)
Current liabilities	(85)	(15)
Net assets acquired	980	333
Non-controlling interest	(30)	(27)
Goodwill(c)	784	310
Total consideration	1,734	616
of which:
Cash	1,687	616
Deferred consideration	47	–
(a)2025 includes inventories of €103 million and cash and cash equivalents of €27 million.
(b)2025 includes deferred tax of €290 million (2024: €99 million).
(c)Goodwill not deductible for tax purposes.
Goodwill represents the future value that the Group believes it will obtain through operational synergies and the application of acquired company ideas to existing
Unilever channels and businesses. Detailed information relating to goodwill is provided in note 9 on pages 152 to 154.
Disposals
The following table sets out the effect of disposals on the consolidated balance sheet in 2025, as well as the comparative year. The results of disposed businesses are included in the consolidated financial statements up until their date of disposal.

	€ million 2025	€ million 2024
Goodwill and intangible assets(a)	71	1,107
Other non-current assets	27	218
Current assets	8	700
Liabilities	(1)	(683)
Net assets sold	105	1,342
Loss on recycling of currency retranslation on disposal	24	545
Non-controlling interest	0	(85)
Profit/(loss) on sale attributable to Unilever	(36)	(406)
Total consideration	93	1,396
of which:
Cash	93	1,299
Non-cash items and deferred consideration	0	97
(a)2025 includes intangibles of €56 million relating to the disposals of of The Vegetarian Butcher, Kate Somerville and Conimex businesses (2024 includes intangibles of €984 million relating to the disposals of the Elida Beauty, Russia and Truliva businesses).